Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Kibali Goldmines [Member]	Common Stock [Member]	Common Stock [Member] Kibali Goldmines [Member]	Additional Paid In Capital Member	Additional Paid In Capital Member Kibali Goldmines [Member]	Accumulated other comprehensive income		Deficit accumulated		Other Reserves [Member]	Non-controlling interests
Opening balance at Dec. 31, 2008	$ 3,406		$ 12		$ 7,502		$ (1,148)		$ (3,044)		$ 0	$ 84
Opening balance (shares) at Dec. 31, 2008			354,027,761
Net income/(loss)	(777)								(825)			48
Translation gain/(loss)	326						320					6
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	98						97					1
Net loss on cash flow hedges, net of tax	(12)						(12)
Hedge ineffectiveness on cash flow hedges, net of tax	5						5
Net loss on available-for-sale financial assets arising during the period, net of tax	72						72
Release on disposal of available-for-sale financial assets during the period, net of tax	0
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	12						12
Other comprehensive income	501
Comprehensive (loss) income	(276)
Share of capital transaction at equity accounted joint venture	37										37
Stock Issued During Period Shares Acquisitions (shares)		7,624,162		7,624,162
Stock Issued During Period Value Acquisitions	280	280		0		280
Stock issues as part of Share Incentive Scheme (Shares)	1,131,916		1,131,916
Stock issues as part of Share Incentive Scheme	25		0		25
Stock issues in exchange for E Ordinary shares cancelled (Shares)	1,181		1,181
Stock issues in exchange for E Ordinary shares cancelled	3		0		3
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	189,787		189,787
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7		0		7
Stock based compensation expense	19				19
Dividend	(56)								(45)			(11)
Closing balance at Dec. 31, 2009	3,445		12		7,836		(654)		(3,914)		37	128
Closing balance (shares) at Dec. 31, 2009			362,974,807
Net income/(loss)	166								112			54
Translation gain/(loss)	234						229					5
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	20						20
Net loss on available-for-sale financial assets arising during the period, net of tax	69						69
Release on disposal of available-for-sale financial assets during the period, net of tax	(51)						(51)
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	2						2
Other comprehensive income	274
Comprehensive (loss) income	440
Stock issued as part of equity offering (shares)	18,140,000		18,140,000
Stock issued as part of equity offering	773		1		772
Stock issues as part of Share Incentive Scheme (Shares)	823,411		823,411
Stock issues as part of Share Incentive Scheme	26		0		26
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0		0
Stock issues in exchange for E Ordinary shares cancelled	12		0		12
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)			(280,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0		0		0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921		230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10		0		10
Stock based compensation expense	14				14
Dividend	(131)								(67)			(64)
Closing balance at Dec. 31, 2010	4,589		13		8,670		(385)		(3,869)		37	123
Closing balance (shares) at Dec. 31, 2010			381,889,139
Net income/(loss)	1,475								1,425			50
Translation gain/(loss)	(394)						(388)					(6)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0
Net loss on available-for-sale financial assets arising during the period, net of tax	(81)						(81)
Release on disposal of available-for-sale financial assets during the period, net of tax	1						1
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	21						21
Other comprehensive income	(453)
Comprehensive (loss) income	1,022
Share of equity accounted joint venture's other comprehensive income	(1)										(1)
Stock issues as part of Share Incentive Scheme (Shares)	889,593		889,593
Stock issues as part of Share Incentive Scheme	33		0		33
Stock issues in exchange for E Ordinary shares cancelled (Shares)	99,747		99,747
Stock issues in exchange for E Ordinary shares cancelled	20		0		20
E Ordinary shares of common stock cancelled - Izingwe Holdings (Shares)			(70,000)
E Ordinary shares of common stock cancelled - Izingwe Holdings (Value)	0		0		0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	156,958		156,958
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7		0		7
Stock based compensation expense	10				10
Dividend	(158)								(131)			(27)
Closing balance at Dec. 31, 2011	$ 5,522		$ 13		$ 8,740		$ (832)	[1]	$ (2,575)	[2]	$ 36	$ 140
Closing balance (shares) at Dec. 31, 2011			382,965,437

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $924 million (2010: $536 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2010: $1 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2010: $2 million). The cumulative gain, net of deferred taxation of $nil million (2010: $nil million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $30 million (2010: $89 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2010: $64 million). This gain is offset by $64 million (2010: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2011 and 2010, $305 million and $133 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.